Operating segments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Description of factors used to identify entity's reportable segments	Rio Tinto’s management structure is based on the principal product groups in the tables below together with the global functions that support the business, which include Growth & Innovation.
Description of types of products and services from which each reportable segment derives its revenues	Generally, business units are allocated to product groups based on their primary product. The Energy & Minerals product group includes businesses with products such as uranium, borates, salt and titanium dioxide feedstock together with coal operations (prior to the divestment of these assets), Iron Ore Company of Canada and the Simandou iron ore project, which is the responsibility of the Energy & Minerals product group chief executive. The Copper & Diamonds product group also produces gold, silver, molybdenum and other by-products.
Underlying profits of equity accounted units	$ 513	$ 339	$ 321
Subsidiaries [Member]
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 41	22	30
Percentage of capital expenditure	100.00%
Percentage of depreciation and amortisation	100.00%
Gross sales revenue [Member]
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	$ 2,354	1,859	1,585
Underlying earnings [member]
Disclosure of operating segments [Line Items]
Underlying profits of equity accounted units	513	332	309
Underlying earnings [member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Underlying profits of equity accounted units	476	295	272
Underlying earnings [member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Underlying profits of equity accounted units	$ 38	$ 37	$ 37